Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

	2021 £’000	2020 £’000
Trade payables	£6,998	£2,159
Other taxation and social security	10,104	8,293
Other liabilities	3,703	2,810
Accruals	53,938	42,134
Deferred income	3,891	3,203
Total trade and other payables	£78,634	£58,599